UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2012 – May 31, 2012

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2012 (Unaudited)

	Security
Shares	Description	Value
Common Stock - 50.7%
Communications - 2.0%
29,700	Vodafone Group PLC, ADR (a)(b)	$795,663

Consumer Discretionary - 2.4%
3,700	McDonald's Corp. (a)(b)	330,558
12,700	The Home Depot, Inc. (a)(b)	626,618
		957,176
Consumer Staples - 7.8%
21,800	Archer-Daniels-Midland Co. (a)(b)	694,984
6,200	Diageo PLC, ADR (a)(b)	591,108
7,300	PepsiCo, Inc. (a)(b)	495,305
8,000	Philip Morris International, Inc. (a)(b)	676,080
22,300	Walgreen Co. (a)(b)	680,596
		3,138,073
Energy - 6.7%
6,400	Chevron Corp. (a)(b)	629,184
13,900	ConocoPhillips (a)(b)	725,024
7,800	Exxon Mobil Corp. (a)(b)	613,314
1	Kinder Morgan Management, LLC (c)	71
11,400	Royal Dutch Shell PLC, ADR (a)(b)	708,852
		2,676,445
Financials - 7.2%
22,100	JPMorgan Chase & Co. (a)(b)	732,615
11,300	T. Rowe Price Group, Inc. (a)(b)	650,767
10,200	The Chubb Corp. (a)(b)	735,114
23,640	Wells Fargo & Co. (a)(b)	757,662
		2,876,158
Health Care - 7.0%
11,400	Abbott Laboratories (a)(b)	704,406
15,400	GlaxoSmithKline PLC, ADR (a)(b)	679,294
12,200	Johnson & Johnson (a)(b)	761,646
18,500	Medtronic, Inc.	681,540
		2,826,886
Industrials - 4.9%
35,600	General Electric Co. (a)(b)	679,604
11,600	Honeywell International, Inc. (a)(b)	645,656
9,100	The Boeing Co. (a)(b)	633,451
		1,958,711
Information Technology - 7.5%
19,100	Analog Devices, Inc. (a)(b)	694,667
4,000	International Business Machines Corp. (a)(b)	771,600
25,900	Microsoft Corp. (a)(b)	756,021
14,100	QUALCOMM, Inc. (a)(b)	808,071
		3,030,359
Materials - 4.1%
9,500	BHP Billiton, Ltd., ADR (a)(b)	584,535
15,000	Newmont Mining Corp. (a)(b)	707,400
10,300	Nucor Corp. (a)(b)	368,328
		1,660,263
Utilities - 1.1%
6,800	NextEra Energy, Inc. (a)(b)	444,312
Total Common Stock
(Cost $20,803,038)		20,364,046

Money Market Funds - 43.6%
17,527,617	Fidelity Institutional Cash Money Market Fund, 0.19% (d) (Cost $17,527,617)	17,527,617
Total Investments - 94.3%
(Cost $38,330,655)*		$37,891,663
Total Written Options - (1.0)%
(Premiums Received $(459,092))*		(385,665)
Other Assets & Liabilities, Net – 6.7%		2,685,917
Net Assets – 100.0%		$40,191,916

DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
MAY 31, 2012 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (1.0)%
Call Options Written - (0.2)%
(16)	Abbott Laboratories	$65.00	06/12	$(96)
(14)	Abbott Laboratories	62.50	06/12	(644)
(38)	Abbott Laboratories	65.00	07/12	(1,444)
(23)	Analog Devices, Inc.	39.00	06/12	(23)
(23)	Analog Devices, Inc.	37.00	06/12	(1,150)
(19)	Analog Devices, Inc.	36.00	06/12	(1,425)
(23)	Analog Devices, Inc.	39.00	07/12	(920)
(19)	Analog Devices, Inc.	38.00	07/12	(1,425)
(18)	Archer-Daniels-Midland Co.	40.00	06/12	(54)
(84)	Archer-Daniels-Midland Co.	34.00	06/12	(1,092)
(15)	Archer-Daniels-Midland Co.	33.00	06/12	(420)
(25)	Archer-Daniels-Midland Co.	32.00	06/12	(1,550)
(38)	Archer-Daniels-Midland Co.	35.00	07/12	(855)
(19)	BHP Billiton, Ltd.	80.00	06/12	(19)
(15)	BHP Billiton, Ltd.	70.00	06/12	(105)
(23)	BHP Billiton, Ltd.	67.50	06/12	(483)
(15)	BHP Billiton, Ltd.	70.00	07/12	(810)
(14)	Chevron Corp.	110.00	06/12	(84)
(15)	Chevron Corp.	105.00	06/12	(270)
(9)	Chevron Corp.	100.00	06/12	(1,062)
(15)	Chevron Corp.	105.00	07/12	(1,365)
(66)	ConocoPhillips	55.00	06/12	(1,254)
(23)	ConocoPhillips	55.00	07/12	(1,564)
(12)	Diageo PLC	105.00	06/12	(12)
(15)	Diageo PLC	95.00	06/12	(2,775)
(15)	Diageo PLC	100.00	07/12	(1,725)
(15)	Exxon Mobil Corp.	85.00	06/12	(105)
(15)	Exxon Mobil Corp.	85.00	07/12	(570)
(171)	General Electric Co.	20.00	06/12	(855)
(58)	General Electric Co.	20.00	07/12	(1,624)
(14)	GlaxoSmithKline PLC	47.00	06/12	(70)
(19)	GlaxoSmithKline PLC	46.00	06/12	(19)
(13)	GlaxoSmithKline PLC	45.00	06/12	(390)
(19)	GlaxoSmithKline PLC	46.00	07/12	(760)
(20)	Honeywell International, Inc.	62.50	06/12	(80)
(20)	Honeywell International, Inc.	60.00	06/12	(180)
(30)	Honeywell International, Inc.	57.50	06/12	(1,440)
(15)	Honeywell International, Inc.	62.50	07/12	(285)
(12)	International Business Machines Corp.	210.00	06/12	(48)
(10)	International Business Machines Corp.	205.00	06/12	(170)
(6)	International Business Machines Corp.	210.00	07/12	(528)
(46)	Johnson & Johnson	65.00	06/12	(322)
(30)	Johnson & Johnson	65.00	07/12	(1,170)
(38)	JPMorgan Chase & Co.	46.00	06/12	(38)
(19)	JPMorgan Chase & Co.	37.00	06/12	(209)
(53)	JPMorgan Chase & Co.	36.00	06/12	(901)
(19)	JPMorgan Chase & Co.	39.00	07/12	(361)
(28)	JPMorgan Chase & Co.	38.00	07/12	(756)
(14)	McDonald's Corp.	100.00	06/12	(28)
(15)	McDonald's Corp.	95.00	07/12	(735)
(56)	Medtronic, Inc.	40.00	06/12	(252)
(54)	Medtronic, Inc.	39.00	06/12	(486)
(19)	Medtronic, Inc.	40.00	07/12	(361)
(55)	Microsoft Corp.	34.00	06/12	(55)
(66)	Microsoft Corp.	31.00	06/12	(528)
(56)	Microsoft Corp.	32.00	07/12	(1,176)
(38)	Newmont Mining Corp.	52.50	06/12	(418)
(56)	Newmont Mining Corp.	50.00	06/12	(2,184)
(17)	Newmont Mining Corp.	55.00	07/12	(646)
(23)	Newmont Mining Corp.	52.50	07/12	(1,702)
(27)	NextEra Energy, Inc.	65.00	06/12	(2,970)
(13)	NextEra Energy, Inc.	65.00	07/12	(2,236)
(19)	Nucor Corp.	42.00	06/12	(19)
(15)	Nucor Corp.	37.00	06/12	(600)
(16)	Nucor Corp.	35.00	06/12	(1,680)
(15)	Nucor Corp.	38.00	07/12	(915)
(17)	Nucor Corp.	37.00	07/12	(1,683)
(37)	PepsiCo, Inc.	70.00	07/12	(2,479)
(16)	Philip Morris International, Inc.	90.00	06/12	(80)
(11)	Philip Morris International, Inc.	87.50	06/12	(242)
(15)	Philip Morris International, Inc.	90.00	07/12	(600)
(11)	Philip Morris International, Inc.	87.50	07/12	(1,078)
(23)	QUALCOMM, Inc.	65.00	06/12	(46)
(38)	QUALCOMM, Inc.	60.00	06/12	(1,254)
(21)	QUALCOMM, Inc.	62.50	07/12	(1,701)
(18)	Royal Dutch Shell PLC	72.50	06/12	(18)
(30)	Royal Dutch Shell PLC	65.00	06/12	(600)
(19)	Royal Dutch Shell PLC	67.50	07/12	(855)
(22)	T. Rowe Price Group, Inc.	65.00	06/12	(22)
(32)	T. Rowe Price Group, Inc.	60.00	06/12	(1,280)
(17)	The Boeing Co.	80.00	06/12	(51)
(17)	The Boeing Co.	75.00	06/12	(204)
(18)	The Boeing Co.	77.50	07/12	(684)
(17)	The Boeing Co.	75.00	07/12	(1,343)
(19)	The Chubb Corp.	70.00	06/12	(4,760)
(44)	The Chubb Corp.	75.00	07/12	(3,190)
(31)	The Home Depot, Inc.	52.50	06/12	(217)
(14)	The Home Depot, Inc.	50.00	06/12	(1,008)
(19)	The Home Depot, Inc.	49.00	06/12	(2,128)
(19)	The Home Depot, Inc.	50.00	07/12	(2,888)
(19)	Vodafone Group PLC (e)	28.00	06/12	(19)
(75)	Vodafone Group PLC	27.00	07/12	(2,250)
(23)	Vodafone Group PLC	26.00	07/12	(1,725)
(38)	Walgreen Co.	38.00	06/12	(38)
(15)	Walgreen Co.	36.00	06/12	(15)
(19)	Walgreen Co.	32.00	06/12	(323)
(38)	Walgreen Co.	35.00	07/12	(532)
(19)	Walgreen Co.	34.00	07/12	(456)
(57)	Wells Fargo & Co.	35.00	06/12	(114)
(38)	Wells Fargo & Co.	34.00	06/12	(380)
(44)	Wells Fargo & Co.	33.00	06/12	(1,540)
(28)	Wells Fargo & Co.	35.00	07/12	(952)
Total Call Options Written
(Premiums Received $(153,789))				(87,253)
Put Options Written - (0.8)%
(38)	Abbott Laboratories	60.00	06/12	(1,102)
(19)	Abbott Laboratories	57.50	06/12	(209)
(28)	Abbott Laboratories	57.50	07/12	(1,652)
(38)	Analog Devices, Inc.	35.00	06/12	(1,330)
(69)	Analog Devices, Inc.	34.00	06/12	(1,518)
(34)	Analog Devices, Inc.	33.00	06/12	(255)
(35)	Analog Devices, Inc.	32.00	07/12	(1,225)
(16)	Archer-Dniels-Midland Co.	31.00	06/12	(496)
(37)	Archer-Daniels-Midland Co.	30.00	06/12	(740)
(28)	Archer-Daniels-Midland Co.	29.00	06/12	(294)
(38)	Archer-Daniels-Midland Co.	27.00	06/12	(209)
(40)	Archer-Daniels-Midland Co.	28.00	07/12	(1,220)
(19)	BHP Billiton, Ltd.	65.00	06/12	(7,600)
(32)	BHP Billiton, Ltd.	60.00	06/12	(4,416)
(12)	BHP Billiton, Ltd.	57.50	06/12	(912)
(11)	BHP Billiton, Ltd.	55.00	07/12	(1,540)
(14)	Chevron Corp.	105.00	06/12	(8,652)
(19)	Chevron Corp.	97.50	06/12	(2,850)
(14)	Chevron Corp.	95.00	06/12	(1,022)
(15)	Chevron Corp.	90.00	07/12	(1,845)
(19)	ConocoPhillips	52.50	06/12	(1,900)
(31)	ConocoPhillips	50.00	06/12	(1,085)
(19)	ConocoPhillips	47.50	06/12	(285)
(15)	ConocoPhillips	47.50	07/12	(1,050)
(15)	ConocoPhillips	45.00	07/12	(615)
(9)	Diageo PLC	100.00	06/12	(4,365)
(37)	Diageo PLC	95.00	06/12	(5,920)
(19)	Diageo PLC	90.00	06/12	(618)
(11)	Diageo PLC	85.00	07/12	(605)
(27)	Exxon Mobil Corp.	80.00	06/12	(5,859)
(19)	Exxon Mobil Corp.	77.50	06/12	(1,900)
(22)	Exxon Mobil Corp.	75.00	07/12	(3,212)
(144)	General Electric Co.	18.00	06/12	(1,584)
(86)	General Electric Co.	17.00	06/12	(430)
(74)	General Electric Co.	16.00	07/12	(1,184)
(19)	GlaxoSmithKline PLC	45.00	06/12	(2,185)
(19)	GlaxoSmithKline PLC	44.00	06/12	(1,064)
(61)	GlaxoSmithKline PLC	43.00	06/12	(1,525)
(19)	GlaxoSmithKline PLC	42.00	07/12	(950)
(41)	Honeywell International, Inc.	55.00	06/12	(3,649)
(28)	Honeywell International, Inc.	52.50	06/12	(1,680)
(19)	Honeywell International, Inc.	50.00	06/12	(361)
(15)	Honeywell International, Inc.	50.00	07/12	(1,200)
(9)	International Business Machines Corp.	190.00	06/12	(2,007)
(12)	International Business Machines Corp.	185.00	06/12	(1,344)
(15)	International Business Machines Corp.	175.00	07/12	(2,730)
(34)	Johnson & Johnson	65.00	06/12	(7,922)
(46)	Johnson & Johnson	62.50	06/12	(3,358)
(18)	Johnson & Johnson	60.00	07/12	(1,134)
(15)	JPMorgan Chase & Co.	38.00	06/12	(7,275)
(58)	JPMorgan Chase & Co.	36.00	06/12	(17,400)
(12)	JPMorgan Chase & Co.	27.00	06/12	(84)
(65)	JPMorgan Chase & Co.	38.00	07/12	(34,775)
(12)	JPMorgan Chase & Co.	24.00	07/12	(300)
(27)	McDonald's Corp.	90.00	06/12	(3,969)
(11)	McDonald's Corp.	82.50	07/12	(660)
(19)	Medtronic, Inc.	36.00	06/12	(703)
(37)	Medtronic, Inc.	35.00	06/12	(740)
(78)	Medtronic, Inc.	34.00	06/12	(858)
(19)	Medtronic, Inc.	33.00	06/12	(124)
(13)	Medtronic, Inc.	33.00	07/12	(455)
(13)	Microsoft Corp.	31.00	06/12	(2,392)
(77)	Microsoft Corp.	30.00	06/12	(7,623)
(30)	Microsoft Corp.	28.00	06/12	(540)
(38)	Microsoft Corp.	30.00	07/12	(5,624)
(19)	Microsoft Corp.	27.00	07/12	(798)
(26)	Microsoft Corp.	26.00	07/12	(858)
(19)	Microsoft Corp.	25.00	07/12	(399)
(19)	Newmont Mining Corp.	43.00	06/12	(817)
(57)	Newmont Mining Corp.	42.00	06/12	(1,881)
(47)	Newmont Mining Corp.	41.00	06/12	(1,081)
(32)	NextEra Energy, Inc.	65.00	06/12	(1,600)
(19)	NextEra Energy, Inc.	60.00	06/12	(190)
(27)	Nucor Corp.	36.00	06/12	(2,484)
(30)	Nucor Corp.	36.00	07/12	(6,075)
(14)	Nucor Corp.	28.00	07/12	(350)
(24)	PepsiCo, Inc.	70.00	06/12	(4,944)
(15)	PepsiCo, Inc.	65.00	06/12	(195)
(15)	PepsiCo, Inc.	62.50	06/12	(150)
(64)	Philip Morris International, Inc.	82.50	06/12	(2,624)
(15)	Philip Morris International, Inc.	77.50	07/12	(1,110)
(84)	QUALCOMM, Inc.	57.50	06/12	(12,348)
(26)	QUALCOMM, Inc.	55.00	07/12	(4,810)
(19)	QUALCOMM, Inc.	45.00	07/12	(646)
(17)	Royal Dutch Shell PLC	65.00	06/12	(5,440)
(35)	Royal Dutch Shell PLC	62.50	06/12	(4,375)
(19)	Royal Dutch Shell PLC	60.00	06/12	(1,140)
(18)	Royal Dutch Shell PLC	65.00	07/12	(7,200)
(14)	Royal Dutch Shell PLC	55.00	07/12	(630)
(16)	T. Rowe Price Group, Inc.	60.00	06/12	(6,240)
(51)	T. Rowe Price Group, Inc.	55.00	06/12	(2,932)
(19)	T. Rowe Price Group, Inc.	50.00	07/12	(1,187)
(17)	The Boeing Co.	70.00	06/12	(2,822)
(15)	The Boeing Co.	67.50	06/12	(1,200)
(35)	The Boeing Co.	65.00	06/12	(1,295)
(14)	The Boeing Co.	62.50	07/12	(1,204)
(15)	The Chubb Corp.	70.00	06/12	(690)
(60)	The Chubb Corp.	65.00	07/12	(3,420)
(28)	The Home Depot, Inc.	47.00	06/12	(616)
(19)	The Home Depot, Inc.	46.00	06/12	(266)
(44)	The Home Depot, Inc.	45.00	06/12	(440)
(19)	The Home Depot, Inc.	42.00	07/12	(456)
(121)	Vodafone Group PLC	26.00	06/12	(6,655)
(28)	Vodafone Group PLC	24.00	06/12	(28)
(29)	Vodafone Group PLC	26.00	07/12	(2,900)
(28)	Vodafone Group PLC	24.00	07/12	(840)
(76)	Walgreen Co.	32.00	06/12	(12,122)
(27)	Walgreen Co.	31.00	06/12	(2,187)
(19)	Walgreen Co.	29.00	06/12	(247)
(42)	Walgreen Co.	27.00	07/12	(1,302)
(19)	Wells Fargo & Co.	29.00	06/12	(456)
(86)	Wells Fargo & Co.	28.00	06/12	(860)
(38)	Wells Fargo & Co.	27.00	06/12	(228)
(19)	Wells Fargo & Co.	26.00	07/12	(532)
(28)	Wells Fargo & Co.	25.00	07/12	(812)
Total Put Options Written
(Premiums Received $(305,303))				(298,412)
Total Written Options - (1.0)%
(Premiums Received $(459,092))				$(385,665)

DIVIDEND PLUS+ INCOME FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
MAY 31, 2012 (Unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of May 31, 2012.
(e)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $(19) or (0.0)% of net assets..

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$555,316
Gross Unrealized Depreciation	(920,881)
Net Unrealized Depreciation	$(365,565)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of May 31, 2012.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$795,663	$-	$-	$795,663
Consumer Discretionary	957,176	-	-	957,176
Consumer Staples	3,138,073	-	-	3,138,073
Energy	2,676,445	-	-	2,676,445
Financials	2,876,158	-	-	2,876,158
Health Care	2,826,886	-	-	2,826,886
Industrials	1,958,711	-	-	1,958,711
Information Technology	3,030,359	-	-	3,030,359
Materials	1,660,263	-	-	1,660,263
Utilities	444,312	-	-	444,312
Money Market Funds	-	17,527,617	-	17,527,617
Total Investments At Value	20,364,046	17,527,617	-	37,891,663
Total Assets	$20,364,046	$17,527,617	$-	$37,891,663

Liabilities
Other Financial Instruments**
Written Options	(385,646)	-	(19)	(385,665)
Total Liabilities	$(385,646)	$-	$(19)	$(385,665)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

There were no significant transfers between Level 1 and Level 2 for the period ended May 31, 2012.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Written Options

Balance as of 08/31/11	$-
Transfers In	(19)
Balance as of 05/31/12	$(19)
Net change in unrealized appreciation/(depreciation) from investments held as of 05/31/12	$418

The Fund utilizes the end of period methodology when determining transfers in or out of the level 3 category.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 13, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 13, 2012